Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income [abstract]
Revenue from sale of goods	$ 323,201	$ 271,105
Revenue from provision of services	5,002	7,589
Excise taxes	(49,297)	(33,158)
Net revenue	278,906	245,536
Cost of sales	277,234	123,778
Gross profit before fair value adjustments	1,672	121,758
Changes in fair value of inventory sold	91,825	71,821
Unrealized gain on changes in fair value of biological assets	(56,614)	(92,503)
Gross (loss) profit	(33,539)	142,440
Expense
General and administration	205,276	159,069
Sales and marketing	91,271	99,272
Acquisition costs	6,493	17,217
Research and development	26,070	14,778
Depreciation and amortization	68,414	63,343
Share-based compensation	59,899	107,039
Total	457,423	460,718
Loss from operations	(490,962)	(318,278)
Other (expense) income
Interest and other income	4,990	3,679
Finance and other costs	(77,538)	(39,409)
Foreign exchange (“FX”) loss	(12,779)	(5,147)
Other (losses) gains	(28,643)	110,797
Restructuring charges	(1,947)	0
Impairment of property, plant and equipment	(157,838)	0
Impairment of investment in associates	(75,035)	(73,289)
Impairment of intangible assets and goodwill	(2,544,144)	(9,002)
Total	(2,892,934)	(12,371)
Loss from operations before taxes and discontinued operations	(3,383,896)	(330,649)
Income tax recovery
Current	5,100	6,000
Deferred, net	78,303	23,909
Income tax recovery	83,403	29,909
Net loss from continuing operations	(3,300,493)	(300,740)
Net loss (income) from discontinued operations, net of tax	(9,844)	144
Net loss	(3,310,337)	(300,596)
Other comprehensive (loss) income (“OCI”) that will not be reclassified to net loss
Deferred tax recovery	624	11,948
Unrealized losses on marketable securities	(43,613)	(78,837)
Total	(42,989)	(66,889)
Other comprehensive (loss) income that may be reclassified to net loss
Share of (loss) income from investment in associates	(379)	352
Foreign currency translation loss	(5,884)	(5,629)
Total	(6,263)	(5,277)
Total other comprehensive loss	(49,252)	(72,166)
Comprehensive loss from continuing operations	(3,349,745)	(372,906)
Comprehensive (loss) income from discontinued operations	(9,844)	144
Total comprehensive loss	(3,359,589)	(372,762)
Net loss from continuing operations attributable to:
Aurora Cannabis Inc.	(3,273,827)	(293,653)
Non-controlling interests	(26,666)	(7,087)
Net loss from discontinued operations attributable to Aurora Cannabis Inc.	(9,844)	144
Net loss from discontinued operations attributable to Non-controlling interests	0	0
Comprehensive loss attributable to:
Aurora Cannabis Inc.	(3,330,913)	(360,332)
Non-controlling interests	$ (28,676)	$ (12,430)
Net loss per share - basic and diluted
Continuing operations (in CAD per share)	$ (33.84)	$ (3.66)
Discontinued operations (in CAD per share)	(0.10)	0.00
Total operations (in CAD per share)	$ (33.94)	$ (3.66)